Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Bank Borrowings [Abstract]
Current portion	$ 33,644	$ 29,736
Non-current portion	2,604	17,727
Bank borrowings	$ 36,248	$ 47,463